Significant transactions and balances with related parties - Transactions and contracts (Details) $ in Thousands				1 Months Ended	12 Months Ended
	Dec. 21, 2017 BRL	Dec. 14, 2017 BRL	Jun. 14, 2017 BRL	Dec. 31, 2017 USD ($) T	Dec. 31, 2017 BRL ha T	Dec. 31, 2016 BRL	Dec. 31, 2017 BRL T
Significant transactions and balances with related parties
Marketable securities						BRL 2,038,847,000	BRL 2,781,678,000
Related parties
Significant transactions and balances with related parties
Marketable securities						186,720,000	68,535,000
Impairment loss recognised in profit or loss					BRL 0	0
Votorantim S.A. | Rendering of services
Significant transactions and balances with related parties
Related party, contract for goods or services to be received						BRL 9,280,000
Related party, term of service contract					1 year	1 year
Votorantim S.A. | VOTO IV
Significant transactions and balances with related parties
Amounts receivable through joint operations				$ 3,000			9,924,000
Votorantim S.A. | Rendering of services
Significant transactions and balances with related parties
Related party, contract for goods or services to be received					BRL 9,871,000
Votener - Votorantim Comercializadora e Energia | Energy supplier
Significant transactions and balances with related parties
Related party, contract for goods or services to be received					BRL 1,020,000
Banco Votorantim S.A. | Financial instruments
Significant transactions and balances with related parties
Marketable securities							66,764,000
Banco Votorantim S.A. | Financial instruments | CDI
Significant transactions and balances with related parties
Percentage of basis used to calculate interest on investments					101.46%
Interest rate basis					CDI
Banco Votorantim S.A. | Financial instruments | Portocel
Significant transactions and balances with related parties
Marketable securities							BRL 347,000
Banco Votorantim S.A. | Financial instruments | Portocel | CDI
Significant transactions and balances with related parties
Percentage of basis used to calculate interest on investments					99.60%
Interest rate basis					CDI
Banco Votorantim S.A. | Financial instruments | Fibria Terminal de Celulose de Santos SPE S.A.
Significant transactions and balances with related parties
Related party, contract for goods or services to be received					BRL 1,424,000
Banco Votorantim S.A. | Financial instruments | Fibria Terminal de Celulose de Santos SPE S.A. | CDI
Significant transactions and balances with related parties
Percentage of basis used to calculate interest on investments					99.50%
Interest rate basis					CDI
Votorantim CTVM Ltda. | Rendering of services | Agribusiness Credit Receivable Certificates - CRA
Significant transactions and balances with related parties
Payments for distribution fees					BRL 183,000
Votorantim Cimentos S.A. | Rendering of services
Significant transactions and balances with related parties
Related party, contract for goods or services to be received					444,000
Votorantim Siderurgia S.A. | Harvesting rights | Eucalyptus forests
Significant transactions and balances with related parties
Percent of the total contract balance paid during the period				85.00%
Reimbursement for payment made in advance		BRL 1,789,000
Number of days after harvest in which final payment is due		20 days
Votorantim Siderurgia S.A. | Purchase and sale agreement | Eucalyptus forests
Significant transactions and balances with related parties
Related party, contract for goods or services to be received	BRL 7,070,000		BRL 11,837,000
Percent of the total contract balance paid during the period	85.00%		80.00%
Number of days after harvest in which final payment is due	20 days		20 days
Nexa Resources (formerly Vototantim Metais Ltda.) | Rendering of services | Sulfuric acid
Significant transactions and balances with related parties
Related party, contract for goods or services to be received					BRL 11,500,000
Volume of product to be required (in tons) | T				24,000			24,000
Agreement renewal term					2 years
Related party, contract for goods or services to be received under renewal agreement					BRL 17,640,000
Volume of product to be required under the renewal agreement (in tons) | T					48,000
Companhia Brasileira de Alumnio (CBA) | Land leases
Significant transactions and balances with related parties
Related party, contract for goods or services to be received					BRL 8,521,000
Planted area (hectare) | ha					1,673
Sitrel - Siderurgia Tres Lagoas Ltda. | Land leases | Fibria-MS
Significant transactions and balances with related parties
Related party, contract for goods or services to be received					BRL 1,721,000
Planted area (hectare) | ha					255